Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Investments All Other Investments [Abstract]
Summary of Estimated Fair Values of Entity's Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

		As at December 31, 2016		As at December 31, 2015
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$106,553	$106,553	$93,431	$93,431
Short-term investments	1	1,154	1,154	1,120	1,120
Loan receivable	2	1,766	1,766	1,497	1,497
Patent finance obligations	3	23,146	23,146	27,980	27,980

Information Regarding Aging and Collectability of Accounts Receivable

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2016:

Current	$20,311
Past due 1 - 30 days	19
Past due 31 - 60 days	7
Past due 61 - 90 days	-
Over 91 days past due	158
Less allowance for doubtful accounts	(138)
$20,357